Disclosure on individual items of the consolidated financial statements (Details) - Schedule of recognized amount - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in profit or loss
Interest on lease liabilities	€ 122	€ 89	€ 78
Expenses relating to short-term leases	50	2	10
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	13	7
Amounts recognized in the statement of cash flows
Total cash outflow of leases	€ 828	€ 569	€ 454